Cash flow statement - Schedule of Change in Operating Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of cash flow statement [Abstract]
Change in financial assets held at amortised cost	£ 12,311	£ (1,639)	£ (2,379)
Change in financial assets at fair value through profit or loss	(22,539)	26,219	(15,565)
Change in derivative financial instruments	1,805	(7,704)	6,132
Change in other operating assets	(687)	(141)	1,447
Change in operating assets	£ (9,110)	£ 16,735	£ (10,365)